Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables
Trade and other payables

20Trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Trade payables	3,726	4,454
Accrued expenses	12,146	10,500
Amounts due to related parties	—	—
Social security and other taxes	981	857
Outstanding defined contribution pension costs	15	220
	16,868	16,031

Amounts falling due after more than one year:

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Deferred fees and charges	3,922	4,153

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 26 Financial risk management and impairment of financial assets.